Note 5 - Blanket Zimbabwe Indigenisation Transaction - Movement in Advance Dividend Loan (Details) - USD ($) $ in Thousands	12 Months Ended		19 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2016
Statement Line Items [Line Items]
Dividends used to repay loans			$ 0
Reserve of share-based payments [member] | Advanced dividend loans [member]
Statement Line Items [Line Items]
Balance at January 1, 2016	$ 3,000	$ 3,237
Interest accrued	104	133
Dividends used to repay loans	(500)	(370)
Balance at December 31, 2016	$ 2,604	$ 3,000